ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012

Accrued payroll and welfare	$3,606,301	$3,800,756
Customer deposits	3,847,119	4,964,622
Accrued penalty interest for overdue considerable payable (Note 18(c))	3,375,000	9,368,145
Accrued expenses	6,166,161	6,642,338
Other current liabilities	1,819,969	1,435,398
	$18,814,550	$26,211,259